Financial instruments with off-balance sheet credit risk	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments Contingencies and Guarantees [Text Block]
19.	Financial instruments with off-balance sheet credit risk

In the normal course of business, to meet the financing needs of its customers, the Bank is party to financial instruments with off-balance sheet credit risk. These financial instruments involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the consolidated balance sheet. Credit risk represents the possibility of loss resulting from the failure of a customer to perform in accordance with the terms of a contract.

The Bank’s outstanding financial instruments with off-balance sheet credit risk were as follows:

	December 31,
(In thousands of US$)	2013	2012

Confirmed letters of credit	221,963	106,415
Stand-by letters of credit and guarantees - Commercial risk	137,285	25,167
Credit commitments	121,175	103,294
	480,423	234,876

As of December 31, 2013, the remaining maturity profile of the Bank’s outstanding financial instruments with off-balance sheet credit risk is as follows:

(In thousands of US$)
Maturities	Amount
Within 1 year	353,721
From 1 to 2 years	93,175
From 2 to 5 years	32,905
After 5 years	622
480,423

As of December 31, 2013 and 2012 the breakdown of the Bank’s off-balance sheet exposure by country risk is as follows:

(In thousands of US$)	December 31,
Country:	2013	2012
Argentina	295	-
Bolivia	80	820
Brazil	22,567	23,630
Chile	-	6,084
Colombia	38,545	9,098
Costa Rica	897	1,000
Dominican Republic	108	1,535
Ecuador	153,072	79,760
El Salvador	25	625
Guatemala	43,548	180
Honduras	412	562
Jamaica	338	-
Mexico	20,969	27,289
Netherlands	17,833	-
Panama	96,943	58,219
Paraguay	2	-
Peru	41,063	2,843
Switzerland	1,000	-
United Kingdom	70	-
Uruguay	40,946	-
Venezuela	1,710	23,231
	480,423	234,876

Letters of credit and guarantees
The Bank, on behalf of its client base, advises and confirms letters of credit to facilitate foreign trade transactions. When confirming letters of credit, the Bank adds its own unqualified assurance that the issuing bank will pay and that if the issuing bank does not honor drafts drawn on the credit, the Bank will. The Bank provides stand-by letters of credit and guarantees, which are issued on behalf of institutional customers in connection with financing between its customers and third parties. The Bank applies the same credit policies used in its lending process, and once issued the commitment is irrevocable and remains valid until its expiration. Credit risk arises from the Bank's obligation to make payment in the event of a customer’s contractual default to a third party. Risks associated with stand-by letters of credit and guarantees are included in the evaluation of the Bank’s overall credit risk.

Credit commitments

Commitments to extend credit are binding legal agreements to lend to customers. Commitments generally have fixed expiration dates or other termination clauses and require payment of a fee to the Bank. As some commitments expire without being drawn down, the total commitment amounts do not necessarily represent future cash requirements.